Capital Stock and Warrants: Stock Warrants (Details) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Jun. 30, 2010
Common Stock, Value, Subscriptions						$ 1,000,000
Financing costs associated with valuation of warrants	781,968	77,291	1,826,160	40,000	3,170,319
Weighted Average Grant Date Fair Value			$ 0.88
Warrant
Warrant Aggregate Intrinsic Value			$ 1,604,400
Weighted Average Grant Date Fair Value			$ 0.65